THE DREYFUS/LAUREL FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

June 27, 2013

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Karen L. Rossotto

Re:	The Dreyfus/Laurel Funds, Inc. (the "Fund")
(Registration Nos: 33-16338 and 811-05202)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)
the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from those contained in Post-Effective Amendment No. 133 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 133 to the Fund's Registration Statement on Form N-1A was filed electronically on June 12, 2013.

THE DREYFUS/LAUREL FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President